CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	96.00%		97.00%
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				66.00%
Revenue Benchmark [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	96.00%
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		95.00%	91.00%
Revenue Benchmark [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				95.00%